Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 11,138	$ 9,462
Accounts receivable-trade, net	202,632	271,529
Inventories	63,802	46,829
Other	30,368	27,546
Total current assets	307,940	355,366
FIXED ASSETS, at cost	2,017,239	1,899,058
Less: Accumulated depreciation	(287,077)	(268,057)
Net fixed assets	1,730,162	1,631,001
NET INVESTMENT IN DIRECT FINANCING LEASES, net of unearned income	144,458	145,959
EQUITY INVESTEES	620,147	628,780
INTANGIBLE ASSETS, net of amortization	79,918	82,931
GOODWILL	325,046	325,046
OTHER ASSETS, net of amortization	64,469	61,291
TOTAL ASSETS	3,272,140	3,230,374
CURRENT LIABILITIES:
Accounts payable-trade	203,298	245,405
Accrued liabilities	139,273	117,740
Total current liabilities	342,571	363,145
SENIOR SECURED CREDIT FACILITY	648,400	550,400
SENIOR UNSECURED NOTES	1,050,604	1,050,639
DEFERRED TAX LIABILITIES	19,363	18,754
OTHER LONG-TERM LIABILITIES	$ 18,326	$ 18,233
COMMITMENTS AND CONTINGENCIES (Note 15)
PARTNERS' CAPITAL:
Limited Partners' Capital Account	$ 1,192,876	$ 1,229,203
TOTAL LIABILITIES AND PARTNERS' CAPITAL	$ 3,272,140	$ 3,230,374